Property and Equipment, net (Details) - Schedule of property and equipment acquired - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Cost
Total cost	$ 39,560
Accumulated depreciation	(10,050)
Total property and equipment, net	29,510
Furniture and fixtures [Member]
Cost
Total cost	13,341
Software [Member]
Cost
Total cost	$ 26,219